Related Party Transactions (Details) - USD ($)	1 Months Ended	6 Months Ended
	Sep. 01, 2018	Jun. 30, 2021	Mar. 31, 2021
Related Party Transactions (Details) [Line Items]
Interest rate		2.00%
Quantum [Member]
Related Party Transactions (Details) [Line Items]
Owns, percentage			49.00%
Handshake and Richard [Member]
Related Party Transactions (Details) [Line Items]
Owns, percentage			49.00%
Shenzhen Intelligent Guardforce Robot Technology Co., Limited [Member]
Related Party Transactions (Details) [Line Items]
Advance to suppliers		$ 187,665
Commission receivable		158,487
Guardforce Holdings (HK) Limited [Member]
Related Party Transactions (Details) [Line Items]
Advances made		99,998
Accrued interests		$ 56,784
Agreement description		(a)From time to time, the Company borrowed from Guardforce Holdings (HK) Limited whereby as of June 30, 2021, total loan amount from Guardforce Holdings (HK) Limited was $4,648,498.
Mr. Tu Jing Yi [Member]
Related Party Transactions (Details) [Line Items]
Agreement description	the Company entered into an agreement with Mr. Tu Jingyi whereby he lent $1,437,303 (RMB10 million) to the Company. The loan is due on August 31, 2022 with an interest rate at 1.5%.
Profit Raider Investment Limited [Member]
Related Party Transactions (Details) [Line Items]
Agreement description		(c)The loan with Profit Raider Investment Limited is due on December 31, 2022. As of June 30, 2021, the outstanding principal amount due was $12,649,903 and the amount of interest accrued on the loan, calculated up to June 31, 2021 was $1,253,814.